COMMON STOCK WARRANTS - Black-Scholes Option Pricing Assumptions (Details)	Dec. 31, 2022 $ / shares Y	Dec. 06, 2022 Y $ / shares	Dec. 31, 2021 Y $ / shares	Apr. 30, 2021 $ / shares	Jan. 31, 2020 $ / shares
COMMON STOCK WARRANTS
Exercise Price	$ 11.50
Convertible notes warrants - senior debt
COMMON STOCK WARRANTS
Exercise Price	$ 11.50	$ 11.50
Convertible notes warrants - senior debt | Share Price
COMMON STOCK WARRANTS
Measurement input	5.56	8.69
Convertible notes warrants - senior debt | Dividend Yield
COMMON STOCK WARRANTS
Measurement input	0	0
Convertible notes warrants - senior debt | Expected Volatility
COMMON STOCK WARRANTS
Measurement input	0.40	0.40
Convertible notes warrants - senior debt | Risk-Free Interest rate
COMMON STOCK WARRANTS
Measurement input	0.0400	0.0370
Convertible notes warrants - senior debt | Expected Life
COMMON STOCK WARRANTS
Measurement input | Y	4.93	5.00
Convertible notes warrants - subordinated debt
COMMON STOCK WARRANTS
Exercise Price	$ 11.50	$ 11.50
Convertible notes warrants - subordinated debt | Share Price
COMMON STOCK WARRANTS
Measurement input	5.56	8.69
Convertible notes warrants - subordinated debt | Dividend Yield
COMMON STOCK WARRANTS
Measurement input	0	0
Convertible notes warrants - subordinated debt | Expected Volatility
COMMON STOCK WARRANTS
Measurement input	0.40	0.40
Convertible notes warrants - subordinated debt | Risk-Free Interest rate
COMMON STOCK WARRANTS
Measurement input	0.0400	0.0370
Convertible notes warrants - subordinated debt | Expected Life
COMMON STOCK WARRANTS
Measurement input | Y	4.93	5.00
2020 preferred Series B warrants
COMMON STOCK WARRANTS
Exercise Price			$ 1.80		$ 1.80
2020 preferred Series B warrants | Share Price
COMMON STOCK WARRANTS
Measurement input			2.89
2020 preferred Series B warrants | Dividend Yield
COMMON STOCK WARRANTS
Measurement input			0
2020 preferred Series B warrants | Expected Volatility
COMMON STOCK WARRANTS
Measurement input			0.20
2020 preferred Series B warrants | Risk-Free Interest rate
COMMON STOCK WARRANTS
Measurement input			0.0152
2020 preferred Series B warrants | Expected Life
COMMON STOCK WARRANTS
Measurement input | Y			8.10
2021 preferred Series B warrants
COMMON STOCK WARRANTS
Exercise Price			$ 1.80	$ 1.80
2021 preferred Series B warrants | Share Price
COMMON STOCK WARRANTS
Measurement input			2.89
2021 preferred Series B warrants | Dividend Yield
COMMON STOCK WARRANTS
Measurement input			0
2021 preferred Series B warrants | Expected Volatility
COMMON STOCK WARRANTS
Measurement input			0.20
2021 preferred Series B warrants | Risk-Free Interest rate
COMMON STOCK WARRANTS
Measurement input			0.0152
2021 preferred Series B warrants | Expected Life
COMMON STOCK WARRANTS
Measurement input | Y			9.26